BUSINESS ACQUISITION (Schedule Purchase Price) (Details) - Trucker Path Inc. [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 19, 2014	Dec. 31, 2017
Consideration	$ 11,500	$ 7,616
Fair value of the 29% equity interests:
Carrying amount		5,587
Gain on re-measurement of fair value of noncontrolling equity investment		(2,903)
Total		$ 10,300